Schedule of investments
Macquarie Diversified Income Fund	July 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,300	$ 2,294
Series 2002-T19 A1 6.50% 7/25/42	31,296	32,626
Series 2004-T1 1A2 6.50% 1/25/44	6,502	6,651
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	6,383	6,361
Series 2003-W1 2A 5.112% 12/25/42 •	4,481	4,462
Series 2004-W11 1A2 6.50% 5/25/44	81,260	82,990
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	24,879	18,722
Series 2017-40 GZ 3.50% 5/25/47	1,768,337	1,592,601
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	13,052	13,092
Series 4676 KZ 2.50% 7/15/45	1,476,377	1,240,677
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,570	10,519
Series T-58 2A 6.50% 9/25/43 ♦	129,299	131,175
GNMA
Series 2013-113 LY 3.00% 5/20/43	978,023	901,347
Series 2013-182 CZ 2.50% 12/20/43	1,025,439	909,111
Total Agency Collateralized Mortgage Obligations (cost $5,266,060)		4,952,628

Agency Commercial Mortgage-Backed Securities — 0.69%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	8,300,000	7,331,356
Series K150 A2 3.71% 9/25/32 ♦, •	4,130,000	3,923,886
Series K753 A2 4.40% 10/25/30 ♦	2,800,000	2,803,427
Series X3FX A2FX 3.00% 6/25/27 ♦	3,938,236	3,855,802

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $17,755,671)		17,914,471

Agency Mortgage-Backed Securities — 28.57%
Fannie Mae 2.50% 11/1/27	64,883	63,636
Fannie Mae S.F. 15 yr
2.50% 7/1/36	9,902,996	9,217,792
2.50% 8/1/36	1,425,593	1,324,845
4.50% 5/1/38	2,578,580	2,548,801
5.50% 10/1/38	891,944	907,728
NQ- 189 [0725] 0925 (4792548)    1

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,474,373	$ 5,527,044
2.00% 5/1/41	6,165,932	5,243,353
3.00% 9/1/37	1,658,795	1,572,863
4.00% 8/1/42	439,556	420,830
5.50% 8/1/43	2,720,700	2,751,529
Fannie Mae S.F. 30 yr
2.00% 6/1/50	9,624,062	7,604,966
2.00% 11/1/50	8,320,772	6,602,353
2.00% 12/1/50	2,239,683	1,777,119
2.00% 1/1/51	2,243,386	1,787,367
2.00% 2/1/51	5,996,795	4,772,685
2.00% 3/1/51	7,252,172	5,703,587
2.00% 8/1/51	3,144,210	2,493,605
2.00% 9/1/51	17,213,062	13,530,007
2.00% 1/1/52	7,789,252	6,201,519
2.50% 8/1/50	10,564,591	8,825,719
2.50% 6/1/51	8,020,774	6,696,822
2.50% 8/1/51	15,333,913	12,735,381
2.50% 12/1/51	4,150,018	3,416,272
2.50% 2/1/52	25,006,535	20,541,490
3.00% 9/1/42	545,631	489,118
3.00% 10/1/46	486,363	428,981
3.00% 4/1/47	4,176,128	3,656,647
3.00% 11/1/48	1,592,588	1,401,910
3.00% 12/1/49	9,738,601	8,493,975
3.00% 7/1/50	1,765,803	1,528,807
3.00% 8/1/50	1,579,188	1,355,511
3.00% 7/1/51	8,984,858	7,803,012
3.00% 8/1/51	9,168,594	7,919,205
3.00% 12/1/51	1,354,437	1,173,265
3.00% 6/1/52	9,240,537	7,998,802
3.50% 7/1/47	15,979,499	14,853,055
3.50% 1/1/48	536,461	494,297
3.50% 2/1/48	3,157,468	2,867,965
3.50% 12/1/49	554,892	504,282
3.50% 1/1/50	1,666,824	1,520,557
3.50% 3/1/50	1,812,390	1,650,089
3.50% 8/1/50	4,308,985	3,956,315
3.50% 5/1/52	6,418,383	5,806,837
3.50% 6/1/52	2,536,082	2,269,763
3.50% 9/1/52	11,448,760	10,355,945
2    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 2/1/47	106,891	$ 100,442
4.00% 3/1/47	3,763,525	3,538,785
4.00% 4/1/47	1,040,886	978,225
4.00% 10/1/48	5,256,963	4,948,920
4.00% 8/1/51	4,840,668	4,620,535
4.00% 6/1/52	2,241,396	2,071,604
4.00% 9/1/52	6,390,456	5,906,009
4.50% 7/1/40	15,566	15,346
4.50% 8/1/41	16,880	16,655
4.50% 2/1/46	13,155	12,927
4.50% 5/1/46	273,631	270,158
4.50% 4/1/48	1,269,330	1,258,683
4.50% 9/1/48	15,166	14,607
4.50% 1/1/49	8,958,906	8,655,681
4.50% 1/1/50	12,309,953	12,061,167
4.50% 4/1/50	1,533,893	1,481,118
4.50% 12/1/52	608,753	578,566
4.50% 2/1/53	7,206,862	6,849,723
5.00% 7/1/47	4,432,306	4,460,107
5.00% 7/1/49	4,608,114	4,570,692
5.00% 1/1/51	5,412,410	5,358,679
5.00% 8/1/53	17,376,519	16,982,607
5.50% 5/1/44	5,455,591	5,602,283
5.50% 8/1/52	488,235	490,103
5.50% 10/1/52	8,463,458	8,452,549
5.50% 11/1/52	7,871,159	7,903,735
5.50% 2/1/55	9,702,881	9,654,165
6.00% 1/1/42	10,349,932	10,821,181
6.00% 5/1/53	4,934,466	5,027,198
6.00% 7/1/53	4,109,072	4,228,675
6.00% 9/1/53	15,343,111	15,594,046
6.00% 4/1/55	11,747,262	11,915,396
7.50% 5/1/31	1,751	1,749
Freddie Mac S.F. 15 yr
2.00% 1/1/37	11,264,414	10,288,914
3.00% 3/1/35	16,537,151	15,770,156
Freddie Mac S.F. 20 yr
2.00% 5/1/42	5,363,259	4,562,162
2.00% 8/1/42	8,042,116	6,856,754
2.50% 6/1/41	12,710,864	11,249,468
2.50% 2/1/42	1,820,765	1,603,912
NQ- 189 [0725] 0925 (4792548)    3

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
2.50% 3/1/42	5,513,578	$ 4,853,148
3.00% 3/1/37	1,296,244	1,220,146
3.00% 4/1/42	948,488	855,548
3.00% 6/1/42	5,416,757	4,882,219
5.00% 5/1/29	4,846	4,850
5.00% 11/1/42	5,388,681	5,368,702
Freddie Mac S.F. 30 yr
2.00% 3/1/52	826	649
2.50% 10/1/51	15,276,171	12,684,673
3.00% 8/1/42	374,639	336,228
3.00% 1/1/43	453,700	405,863
3.00% 11/1/46	76,309	67,385
3.00% 12/1/46	201,704	177,046
3.00% 1/1/47	4,449,894	3,914,047
3.00% 1/1/50	1,411,061	1,235,735
3.00% 7/1/50	2,968,520	2,605,025
3.00% 5/1/51	11,629,512	10,195,949
3.00% 8/1/51	3,227,513	2,797,732
3.00% 8/1/52	4,277,735	3,704,115
3.50% 11/1/48	4,181,275	3,828,896
3.50% 2/1/49	25,833,041	23,242,100
3.50% 4/1/52	10,025,199	9,004,650
4.00% 9/1/52	21,404,755	19,791,988
4.50% 1/1/49	5,360,368	5,167,706
4.50% 8/1/49	3,382,461	3,271,947
4.50% 7/1/52	6,832,432	6,526,986
4.50% 9/1/52	2,332,366	2,232,251
4.50% 10/1/52	25,191,054	23,940,031
4.50% 11/1/52	1,162,389	1,104,706
5.00% 9/1/34	130	131
5.00% 7/1/52	24,672,396	24,349,423
5.00% 9/1/52	283,951	278,206
5.00% 11/1/52	932,769	912,300
5.00% 6/1/53	5,846,006	5,714,532
5.50% 9/1/41	3,822,249	3,922,188
5.50% 9/1/52	7,516,026	7,554,076
5.50% 11/1/52	5,488,937	5,503,051
5.50% 2/1/53	7,594,474	7,600,536
5.50% 3/1/53	11,910,357	11,962,315
5.50% 6/1/53	3,804,980	3,795,680
5.50% 9/1/53	12,335,711	12,343,801
4    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 11/1/54	13,329,983	$ 13,263,055
5.50% 5/1/55	10,016,647	9,966,355
6.00% 11/1/54	17,009,375	17,247,036
GNMA I S.F. 30 yr
3.00% 3/15/45	724,461	638,287
3.00% 3/15/50	836,843	733,094
4.00% 1/15/41	135,231	127,806
4.00% 10/15/41	81,381	76,757
4.50% 6/15/40	95,123	92,358
5.00% 12/15/35	50,215	49,476
5.50% 10/15/42	4,009,676	4,162,226
GNMA II
3.25% 11/20/35	253,887	240,747
4.00% 8/20/31	143,096	141,166
4.00% 6/20/36	260,843	251,479
GNMA II S.F. 30 yr
3.00% 8/20/50	1,600,274	1,427,595
3.00% 12/20/51	1,173,297	1,025,708
4.00% 12/20/40	143,391	135,145
4.00% 12/20/44	102,760	96,716
5.00% 9/20/52	2,966,618	2,911,132
5.50% 6/20/49	6,576,941	6,665,461
5.50% 2/20/54	5,456,833	5,476,889
Total Agency Mortgage-Backed Securities (cost $776,856,892)		735,654,381

Collateralized Loan Obligations — 2.66%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	5,450,000	5,442,577
Aimco CLO 15 Series 2021-15A D1R 144A 7.072% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	1,525,000	1,511,865
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.312% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	6,650,000	6,626,173
Ballyrock CLO 18 Series 2021-18A C1R 144A 7.168% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	1,600,000	1,604,787
Black Diamond CLO DAC Series 2017-2A A2 144A 5.887% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	21,981	21,979
NQ- 189 [0725] 0925 (4792548)    5

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	2,850,000	$ 2,845,489
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	4,100,000	4,090,451
CBAMR Series 2021-15A D1R 144A 7.225% (TSFR03M + 2.90%, Floor 2.90%) 1/20/38 #, •	1,850,000	1,844,243
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	1,850,000	1,836,151
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,850,000	1,846,674
Elmwood CLO 22 Series 2023-1A D1R 144A 7.122% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	1,550,000	1,557,747
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	1,850,000	1,852,993
Magnetite Xlv Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	1,550,000	1,535,315
Man GLG US CLO Series 2018-1A A1R 144A 5.727% (TSFR03M + 1.40%) 4/22/30 #, •	564,731	564,764
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.968% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •	1,200,000	1,183,062
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.268% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,199,394
Oaktree CLO Series 2020-1A D1RR 144A 6.918% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	1,650,000	1,625,925
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	5,900,000	5,882,701
OFSI BSL XII Series 2023-12A D1R 144A 7.525% (TSFR03M + 3.20%, Floor 3.20%) 1/20/38 #, •	1,700,000	1,681,266
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.175% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,800,000	1,809,101
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.822% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	1,850,000	1,858,110
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.868% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,424,696
6    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
TCW CLO Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,850,000	$ 1,806,606
Venture 42 CLO Series 2021-42A A1A 144A 5.709% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,244
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	1,650,000	1,629,657
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	7,850,000	7,847,881
Total Collateralized Loan Obligations (cost $68,611,712)		68,429,851

Corporate Bonds — 35.97%
Banking — 10.38%
Access Bank 144A 6.125% 9/21/26 #	740,000	738,856
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	399,203
144A 7.498% 1/20/30 #	460,000	473,660

Banco Davivienda 144A 8.125% 7/2/35 #, μ	1,115,000	1,137,289
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	725,000	779,694
Banco Macro 144A 8.00% 6/23/29 #	1,030,000	1,034,326
Banco Mercantil del Norte
144A 7.50% 6/27/29 #, μ, ψ	520,000	521,532
144A 7.625% 1/10/28 #, μ, ψ	530,000	535,424

Bangkok Bank 144A 3.466% 9/23/36 #, μ	770,000	686,764
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	754,050
Bank of America
5.162% 1/24/31 μ	3,915,000	4,006,266
5.518% 10/25/35 μ	9,107,000	9,119,930
5.819% 9/15/29 μ	4,639,000	4,820,211
6.204% 11/10/28 μ	10,070,000	10,452,469
6.25% 7/26/30 μ, ψ	6,510,000	6,503,880
6.625% 5/1/30 μ, ψ	2,145,000	2,201,956

Bank of Montreal 7.70% 5/26/84 μ	2,254,000	2,363,666
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	4,393,000	4,400,809
4.942% 2/11/31 μ	3,060,000	3,117,502
6.30% 3/20/30 μ, ψ	2,575,000	2,645,717
NQ- 189 [0725] 0925 (4792548)    7

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	500,000	$ 493,495
144A 8.125% 1/8/39 #, μ	480,000	501,939

BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	2,765,000	2,823,756
Burgan Bank 2.75% 12/15/31 μ, ■	745,000	709,668
Citibank 5.57% 4/30/34	3,445,000	3,583,197
Citigroup
5.61% 9/29/26 μ	2,033,000	2,035,529
6.02% 1/24/36 μ	2,565,000	2,629,639
6.75% 2/15/30 μ, ψ	3,280,000	3,302,065
6.875% 8/15/30 μ, ψ	1,675,000	1,693,425
7.00% 8/15/34 μ, ψ	1,950,000	2,030,853

Credit Agricole 144A 5.222% 5/27/31 #, μ	2,870,000	2,918,376
Deutsche Bank
4.95% 8/4/31 μ	2,555,000	2,559,793
6.72% 1/18/29 μ	4,496,000	4,709,036
6.819% 11/20/29 μ	1,900,000	2,022,750
7.146% 7/13/27 μ	2,655,000	2,714,315

First Citizens BancShares 6.254% 3/12/40 μ	2,455,000	2,461,919
Goldman Sachs Group
5.016% 10/23/35 μ	4,705,000	4,642,336
5.218% 4/23/31 μ	3,880,000	3,968,295
5.561% 11/19/45 μ	3,720,000	3,678,901
5.734% 1/28/56 μ	4,075,000	4,095,033
6.484% 10/24/29 μ	11,585,000	12,249,768

Huntington Bancshares 6.208% 8/21/29 μ	4,255,000	4,452,606
ICICI Bank 144A 4.00% 3/18/26 #	640,000	637,114
JPMorgan Chase & Co.
3.109% 4/22/51 μ	1,215,000	816,414
5.012% 1/23/30 μ	3,080,000	3,132,613
5.103% 4/22/31 μ	3,270,000	3,344,936
5.14% 1/24/31 μ	2,290,000	2,340,904
5.571% 4/22/28 μ	3,335,000	3,394,837
5.572% 4/22/36 μ	4,290,000	4,431,856
5.576% 7/23/36 μ	2,490,000	2,528,483
6.254% 10/23/34 μ	2,060,000	2,236,247

Kookmin Bank 144A 2.50% 11/4/30 #	1,250,000	1,115,482
Lloyds Banking Group 5.721% 6/5/30 μ	2,215,000	2,298,880
8    NQ- 189 [0725] 0925 (4792548)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

M&T Bank 5.179% 7/8/31 μ		2,025,000	$ 2,048,737
Metropolitan Bank & Trust 5.375% 3/6/29 ■		655,000	673,317
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,938,024
5.192% 4/17/31 μ		720,000	735,661
5.516% 11/19/55 μ		3,215,000	3,151,737
5.664% 4/17/36 μ		2,215,000	2,285,364
6.138% 10/16/26 μ		2,120,000	2,125,647
6.296% 10/18/28 μ		4,478,000	4,649,048
6.407% 11/1/29 μ		3,900,000	4,117,016
6.627% 11/1/34 μ		5,670,000	6,255,373

Morgan Stanley Private Bank 4.734% 7/18/31 μ		1,600,000	1,607,579
NBK SPC 144A 1.625% 9/15/27 #, μ		905,000	875,162
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		815,000	812,647
PNC Financial Services Group
3.40% 9/15/26 μ, ψ		5,260,000	5,081,536
4.899% 5/13/31 μ		1,635,000	1,653,544
5.575% 1/29/36 μ		2,070,000	2,123,612

Popular 7.25% 3/13/28		2,235,000	2,339,438
Scotiabank Peru 144A 6.10% 10/1/35 #, μ		1,120,000	1,143,408
Shinhan Bank 144A 5.75% 4/15/34 #		920,000	940,878
Standard Chartered
144A 6.301% 1/9/29 #, μ		590,000	612,035
144A 7.625% 1/16/32 #, μ, ψ		675,000	702,159
State Street
4.834% 4/24/30		1,785,000	1,813,954
4.993% 3/18/27		3,400,000	3,439,723

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		645,000	649,933
Truist Bank 4.632% 9/17/29 μ		15,293,000	15,178,206
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		735,000	752,025
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,543,805
144A 5.58% 5/9/36 #, μ		3,330,000	3,392,927
144A 6.85% 9/10/29 #, μ, ψ		4,100,000	4,202,197
144A 7.00% 2/10/30 #, μ, ψ		1,850,000	1,891,691
US Bancorp
2.491% 11/3/36 μ		9,420,000	7,998,990
4.653% 2/1/29 μ		2,558,000	2,571,280
5.046% 2/12/31 μ		3,085,000	3,134,952
NQ- 189 [0725] 0925 (4792548)    9

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.384% 1/23/30 μ	1,040,000	$ 1,068,600
5.424% 2/12/36 μ	1,650,000	1,680,321
5.678% 1/23/35 μ	2,620,000	2,716,136
5.727% 10/21/26 μ	555,000	556,217
6.787% 10/26/27 μ	1,475,000	1,514,070

US Bank 4.73% 5/15/28 μ	2,850,000	2,863,035
Wells Fargo & Co.
5.15% 4/23/31 μ	240,000	244,965
5.244% 1/24/31 μ	2,355,000	2,411,610
5.605% 4/23/36 μ	4,395,000	4,528,338
		267,272,561
Basic Industry — 1.11%
Anglo American Capital 144A 5.50% 5/2/33 #	780,000	796,837
AngloGold Ashanti Holdings 6.50% 4/15/40	730,000	750,505
Celanese US Holdings
6.50% 4/15/30	309,000	312,756
6.75% 4/15/33	2,561,000	2,585,437

Cia de Minas Buenaventura 144A 6.80% 2/4/32 #	1,045,000	1,069,923
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,810,000	3,721,835
Dow Chemical 5.95% 3/15/55	2,815,000	2,610,958
First Quantum Minerals
144A 8.00% 3/1/33 #	275,000	283,710
144A 9.375% 3/1/29 #	575,000	610,053
Fortescue Treasury
144A 5.875% 4/15/30 #	1,695,000	1,717,508
144A 6.125% 4/15/32 #	1,685,000	1,719,736

LD Celulose International 144A 7.95% 1/26/32 #	945,000	988,588
Magnera 144A 7.25% 11/15/31 #	1,795,000	1,691,411
Novelis 144A 4.75% 1/30/30 #	3,315,000	3,177,778
Nucor 5.10% 6/1/35	3,620,000	3,631,579
Sasol Financing USA 144A 8.75% 5/3/29 #	760,000	765,138
Usiminas International 144A 7.50% 1/27/32 #	905,000	927,851
Windfall Mining Group 144A 5.854% 5/13/32 #	1,225,000	1,254,375
		28,615,978
Brokerage — 0.51%
Blackstone Reg Finance 5.00% 12/6/34	4,335,000	4,288,516
Jefferies Finance 144A 5.00% 8/15/28 #	3,215,000	3,103,410
Jefferies Financial Group
2.625% 10/15/31	4,525,000	3,946,148
10    NQ- 189 [0725] 0925 (4792548)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.50% 1/20/43		1,790,000	$ 1,864,750
			13,202,824
Capital Goods — 2.41%
Amphenol 2.20% 9/15/31		3,480,000	3,040,504
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,172,000	4,881,000
Boeing
2.196% 2/4/26		6,805,000	6,715,546
6.858% 5/1/54		9,375,000	10,314,445
Bombardier
144A 7.00% 6/1/32 #		1,650,000	1,708,969
144A 7.25% 7/1/31 #		1,650,000	1,725,002

Caterpillar 5.20% 5/15/35		3,235,000	3,299,821
Herc Holdings
144A 7.00% 6/15/30 #		1,115,000	1,153,089
144A 7.25% 6/15/33 #		805,000	834,180

Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	2,400,000	2,372,243
Northrop Grumman
4.75% 6/1/43		925,000	833,417
5.20% 6/1/54		4,040,000	3,745,028

Quikrete Holdings 144A 6.375% 3/1/32 #		2,100,000	2,155,125
QXO Building Products 144A 6.75% 4/30/32 #		1,282,000	1,323,375
Resideo Funding 144A 6.50% 7/15/32 #		1,260,000	1,279,772
Siemens Funding
144A 4.60% 5/28/30 #		1,760,000	1,778,313
144A 4.90% 5/28/32 #		2,030,000	2,067,181

Standard Industries 144A 3.375% 1/15/31 #		4,106,000	3,671,544
TransDigm
144A 6.375% 5/31/33 #		5,065,000	5,109,835
144A 6.625% 3/1/32 #		1,650,000	1,698,706

United Rentals North America 3.875% 2/15/31		2,416,000	2,256,340
			61,963,435
Communications — 4.19%
AT&T
3.50% 9/15/53		9,980,000	6,728,588
5.375% 8/15/35		1,280,000	1,298,604
6.05% 8/15/56		1,270,000	1,288,476
6.30% 1/15/38		1,920,000	2,051,460

NQ- 189 [0725] 0925 (4792548)    11

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

ATP Tower Holdings 144A 7.875% 2/3/30 #	1,050,000	$ 1,067,720
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	870,000	873,561
CCO Holdings 144A 4.25% 1/15/34 #	3,425,000	2,954,139
Charter Communications Operating
3.85% 4/1/61	6,685,000	4,114,849
4.40% 12/1/61	4,000	2,719

Digicel International Finance 144A 8.625% 8/1/32 #	510,000	515,545
HTA Group 144A 7.50% 6/4/29 #	795,000	822,667
IHS Holding 144A 8.25% 11/29/31 #	1,530,000	1,565,659
Iliad Holding 144A 8.50% 4/15/31 #	210,000	225,425
Meta Platforms
3.85% 8/15/32	3,190,000	3,050,924
5.40% 8/15/54	2,190,000	2,117,797

Midcontinent Communications 144A 8.00% 8/15/32 #	3,360,000	3,549,511
Millicom International Cellular 144A 7.375% 4/2/32 #	919,000	944,846
Prosus 144A 3.061% 7/13/31 #	860,000	766,231
Rogers Communications 5.30% 2/15/34	4,880,000	4,886,677
Sable International Finance 144A 7.125% 10/15/32 #	800,000	800,934
Silknet JSC 144A 8.375% 1/31/27 #	710,000	715,338
Sirius XM Radio 144A 4.125% 7/1/30 #	4,305,000	3,930,997
Sitios Latinoamerica 144A 6.00% 11/25/29 #	770,000	790,251
SoftBank
144A 4.699% 7/9/30 #	4,520,000	4,507,741
144A 5.332% 7/9/35 #	5,440,000	5,380,089

Sprint Capital 6.875% 11/15/28	4,690,000	5,015,400
Time Warner Cable
6.55% 5/1/37	5,350,000	5,499,555
7.30% 7/1/38	10,225,000	11,030,814
T-Mobile USA
3.00% 2/15/41	13,210,000	9,669,939
3.75% 4/15/27	5,850,000	5,782,379
5.125% 5/15/32	1,130,000	1,146,868
5.75% 1/15/34	1,465,000	1,529,334
5.875% 11/15/55	3,915,000	3,906,635

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	765,000	786,577
12    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.875% 11/20/50	2,755,000	$ 1,709,048
5.25% 4/2/35	2,260,000	2,269,932

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,524,296
		107,821,525
Consumer Cyclical — 0.96%
Alibaba Group Holding
2.70% 2/9/41	580,000	413,197
144A 5.25% 5/26/35 #	665,000	675,187

Caesars Entertainment 144A 6.50% 2/15/32 #	3,300,000	3,367,456
Carnival 144A 4.00% 8/1/28 #	1,730,000	1,681,344
El Puerto de Liverpool 144A 6.658% 1/22/37 #	815,000	848,668
Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	3,432
General Motors Financial
5.60% 6/18/31	1,170,000	1,194,316
5.625% 4/4/32	1,445,000	1,468,675
Home Depot
4.875% 6/25/27	1,205,000	1,219,562
4.95% 6/25/34	3,370,000	3,398,628

Hyundai Capital Services 144A 5.25% 1/22/28 #	810,000	820,439
Meituan 144A 4.625% 10/2/29 #	880,000	878,062
Melco Resorts Finance 144A 7.625% 4/17/32 #	905,000	931,542
Sands China
3.25% 8/8/31	520,000	465,750
4.375% 6/18/30	595,000	574,842
VICI Properties
144A 4.625% 12/1/29 #	1,315,000	1,289,318
4.95% 2/15/30	3,880,000	3,899,638
5.625% 4/1/35	1,445,000	1,455,175
		24,585,231
Consumer Non-Cyclical — 1.86%
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	678,252
Biocon Biologics Global 144A 6.67% 10/9/29 #	665,000	626,422
Bunge Limited Finance 4.20% 9/17/29	2,345,000	2,313,064
DaVita
144A 3.75% 2/15/31 #	1,725,000	1,565,729
144A 4.625% 6/1/30 #	1,550,000	1,479,230
GE HealthCare Technologies
4.80% 1/15/31	1,335,000	1,342,201
5.50% 6/15/35	1,310,000	1,337,678

NQ- 189 [0725] 0925 (4792548)    13

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

HCA 5.45% 9/15/34	4,710,000	$ 4,731,467
Indofood CBP Sukses Makmur 4.805% 4/27/52 ■	615,000	522,090
JBS USA Holding Lux
144A 5.50% 1/15/36 #	2,790,000	2,780,388
144A 6.25% 3/1/56 #	2,610,000	2,591,104
Mars
144A 4.80% 3/1/30 #	4,000,000	4,040,997
144A 5.20% 3/1/35 #	3,520,000	3,538,821
144A 5.65% 5/1/45 #	2,335,000	2,320,750
144A 5.70% 5/1/55 #	2,805,000	2,770,328

MHP Lux 144A 6.95% 4/3/26 #	715,000	672,247
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,674,503
2.606% 8/1/60	1,600,000	864,129
4.063% 8/1/56	130,000	100,014

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	972,687
Royalty Pharma
1.75% 9/2/27	3,955,000	3,742,910
3.35% 9/2/51	5,187,000	3,349,330

Sysco 5.10% 9/23/30	1,890,000	1,930,774
Tenet Healthcare 4.25% 6/1/29	1,015,000	980,328
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	400,171
6.75% 3/1/28	540,000	558,560
		47,884,174
Electric — 2.44%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	557,077
AEP Texas 5.40% 6/1/33	1,180,000	1,196,737
AES Andes
144A 6.25% 3/14/32 #	825,000	839,739
144A 8.15% 6/10/55 #, μ	685,000	718,587

Appalachian Power 4.50% 8/1/32	5,410,000	5,288,289
Berkshire Hathaway Energy 2.85% 5/15/51	6,055,000	3,728,854
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	747,325	776,874
Cikarang Listrindo 144A 5.65% 3/12/35 #	1,370,000	1,374,865
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	400,000	404,200
Constellation Energy Generation 5.75% 3/15/54	3,900,000	3,831,059
Dominion Energy
6.625% 5/15/55 μ	2,380,000	2,444,684
14    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Dominion Energy
Series A 6.875% 2/1/55 μ	3,150,000	$ 3,298,234

EnfraGen Energia Sur 144A 8.499% 6/30/32 #	1,125,000	1,147,444
Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	856,263
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,035,170
Entergy Texas 3.55% 9/30/49	2,160,000	1,524,687
Exelon 5.45% 3/15/34	1,430,000	1,466,240
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,825,000	6,672,176
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	775,000	753,106
JSW Hydro Energy 144A 4.125% 5/18/31 #	642,550	593,940
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	655,565	657,129
Minejesa Capital 144A 4.625% 8/10/30 #	840,711	832,576
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	951,352	937,765
NextEra Energy Capital Holdings
5.55% 3/15/54	2,070,000	1,972,635
6.50% 8/15/55 μ	1,365,000	1,412,183
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,061,932
4.50% 4/1/47	1,725,000	1,419,211
5.05% 10/1/48	3,280,000	2,899,039
6.20% 12/1/53	825,000	845,319

Saavi Energia 144A 8.875% 2/10/35 #	740,000	771,117
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	739,260	759,238
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,785,000	3,825,284
Vistra Operations 144A 6.95% 10/15/33 #	3,625,000	3,988,243
		62,889,896
Energy — 3.95%
Azule Energy Finance 144A 8.125% 1/23/30 #	790,000	796,461
Canacol Energy 144A 5.75% 11/24/28 #	380,000	114,833
ConocoPhillips
5.00% 1/15/35	3,325,000	3,306,473
5.05% 9/15/33	6,945,000	7,060,731
5.50% 1/15/55	3,215,000	3,036,381

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	432,117
El Paso Natural Gas 8.375% 6/15/32	690,000	810,367
Enbridge
4.90% 6/20/30	1,625,000	1,639,801
NQ- 189 [0725] 0925 (4792548)    15

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Enbridge
5.25% 4/5/27	3,020,000	$ 3,055,822
5.55% 6/20/35	2,540,000	2,565,402
5.75% 7/15/80 μ	1,425,000	1,413,741
Energy Transfer
5.95% 5/15/54	2,570,000	2,430,860
6.05% 9/1/54	330,000	316,859
6.10% 12/1/28	6,170,000	6,461,276
6.50% 11/15/26 μ, ψ	9,375,000	9,416,325
Enterprise Products Operating
4.60% 1/15/31	2,720,000	2,718,966
4.95% 2/15/35	2,250,000	2,231,112
5.35% 1/31/33	630,000	650,677
5.55% 2/16/55	2,125,000	2,035,822
7.369% (TSFR03M + 3.039%) 6/1/67 •	975,000	963,513
EOG Resources
5.00% 7/15/32	5,034,000	5,074,657
5.95% 7/15/55	1,480,000	1,495,772

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,511,157	1,349,351
Geopark 144A 8.75% 1/31/30 #	825,000	713,885
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	1,060,000	1,111,925
Guara Norte 144A 5.198% 6/15/34 #	852,802	828,182
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,735,000	1,677,783
144A 6.25% 4/15/32 #	1,650,000	1,585,396

Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	906,751
NGL Energy Operating 144A 8.375% 2/15/32 #	2,200,000	2,153,903
ONEOK
5.05% 11/1/34	2,271,000	2,208,611
5.70% 11/1/54	2,020,000	1,856,976

ORLEN 144A 6.00% 1/30/35 #	1,035,000	1,064,273
Pluspetrol 144A 8.50% 5/30/32 #	1,000,000	1,022,500
Raizen Fuels Finance 144A 6.95% 3/5/54 #	825,000	771,166
Reliance Industries 144A 2.875% 1/12/32 #	900,000	801,112
SEPLAT Energy 144A 9.125% 3/21/30 #	835,000	862,723
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	500,000	532,621
Targa Resources Partners 5.00% 1/15/28	5,905,000	5,899,663
Tecpetrol 144A 7.625% 1/22/33 #	665,000	684,418
16    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #	7,605,000	$ 7,027,532
8.375% 6/15/32	700,000	814,187

Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	7,850,000	6,856,111
Woodside Finance 5.70% 5/19/32	2,780,000	2,835,237
		101,592,274
Finance Companies — 3.63%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,500,506
3.00% 10/29/28	12,792,000	12,177,669
5.10% 1/19/29	2,000,000	2,031,795
Air Lease
3.00% 2/1/30	14,315,000	13,364,870
4.125% 12/15/26 μ, ψ	2,432,000	2,387,062
4.625% 10/1/28	5,801,000	5,812,581
5.10% 3/1/29	4,350,000	4,431,767
5.20% 7/15/31	475,000	484,067

Al Rajhi Sukuk 6.25% 7/21/30 μ, ψ, ■	825,000	834,711
Apollo Debt Solutions 6.70% 7/29/31	3,970,000	4,135,919
Aviation Capital Group
144A 4.80% 10/24/30 #	6,670,000	6,606,360
144A 5.375% 7/15/29 #	3,350,000	3,409,984

Axis Bank 4.10% 9/8/26 μ, ψ, ■	755,000	737,222
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	605,000	605,973
Blackstone Private Credit Fund 5.60% 11/22/29	2,000,000	2,015,663
Blue Owl Credit Income 5.80% 3/15/30	7,245,000	7,261,703
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	1,130,000	1,137,317
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	540,000	558,216
OneMain Finance 7.125% 9/15/32	5,215,000	5,381,327
PennyMac Financial Services 144A 6.875% 5/15/32 #	5,315,000	5,419,860
Rocket 144A 6.375% 8/1/33 #	6,810,000	6,954,598
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡	986,637	135,199
144A 6.25% 9/30/27 #, ‡	574,277	78,963

UWM Holdings 144A 6.625% 2/1/30 #	3,110,000	3,114,197
Yapi ve Kredi Bankasi 144A 7.875% 1/22/31 #, μ	800,000	805,877
		93,383,406
NQ- 189 [0725] 0925 (4792548)    17

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.06%
Celestial Dynasty 6.375% 8/22/28 ■	850,000	$ 835,758
MV24 Capital 144A 6.748% 6/1/34 #	779,921	776,832
		1,612,590
Insurance — 1.06%
AIA Group 144A 5.375% 4/5/34 #	660,000	673,416
Arthur J Gallagher & Co. 5.55% 2/15/55	2,165,000	2,044,411
Athene Holding
3.45% 5/15/52	1,860,000	1,182,079
6.625% 10/15/54 μ	2,710,000	2,674,074
6.625% 5/19/55	2,695,000	2,774,669
6.875% 6/28/55 μ	2,400,000	2,375,352

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ	950,000	979,166
Henneman Trust 144A 6.58% 5/15/55 #	4,505,000	4,554,327
Marsh & McLennan 5.35% 11/15/44	5,460,000	5,292,518
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,621,717
		27,171,729
Natural Gas — 0.31%
Sempra
4.875% 10/15/25 μ, ψ	1,810,000	1,805,984
6.40% 10/1/54 μ	6,324,000	6,133,395
		7,939,379
Real Estate Investment Trusts — 0.29%
Extra Space Storage 5.40% 2/1/34	5,500,000	5,573,614
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #	905,000	918,122
Trust Fibra Uno
144A 4.869% 1/15/30 #	575,000	548,769
144A 7.375% 2/13/34 #	435,000	450,789
		7,491,294
Technology — 2.19%
Accenture Capital
4.25% 10/4/31	2,380,000	2,344,891
4.50% 10/4/34	5,030,000	4,869,945
Broadcom
4.90% 7/15/32	1,485,000	1,490,005
5.05% 7/12/29	4,875,000	4,976,757
5.20% 7/15/35	1,685,000	1,693,613

CDW 3.276% 12/1/28	12,405,000	11,867,151
18    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Cloud Software Group 144A 6.50% 3/31/29 #	4,025,000	$ 4,067,605
Entegris 144A 4.75% 4/15/29 #	3,030,000	2,970,824
Foundry JV Holdco 144A 6.10% 1/25/36 #	3,200,000	3,273,952
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,672,038
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	4,475,000	4,275,641
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	770,000	786,410
Leidos
5.40% 3/15/32	1,540,000	1,570,482
5.50% 3/15/35	5,300,000	5,352,646

Oracle 6.00% 8/3/55	1,820,000	1,784,174
Synopsys 5.70% 4/1/55	1,880,000	1,855,306
TSMC Arizona 2.50% 10/25/31	1,275,000	1,142,966
TSMC Global 144A 2.25% 4/23/31 #	520,000	463,584
		56,457,990
Transportation — 0.60%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	466,552
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	915,301	949,187
Burlington Northern Santa Fe 5.80% 3/15/56	2,780,000	2,828,822
International Container Terminal Services 4.75% 6/17/30 ■	775,000	773,857
Latam Airlines Group 144A 7.875% 4/15/30 #	1,035,000	1,072,001
Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	995,000	996,328
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,197,729
Union Pacific
5.10% 2/20/35	2,885,000	2,918,223
5.60% 12/1/54	4,260,000	4,219,450
		15,422,149
Utilities — 0.02%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	637,344
		637,344
Total Corporate Bonds (cost $928,788,868)		925,943,779

NQ- 189 [0725] 0925 (4792548)    19

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Government Agency Obligations — 1.08%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	$ 449,034
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	855,000	910,262
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	757,566	766,278
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	305,384
144A 4.25% 7/17/42 #	400,000	316,492
144A 6.33% 1/13/35 #	465,000	483,084

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	202,752
DP World Crescent 144A 5.50% 5/8/35 #	1,070,000	1,094,827
Ecopetrol 5.875% 11/2/51	900,000	615,098
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	860,027	881,226
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	520,000	515,899
Freeport Indonesia 144A 5.315% 4/14/32 #	720,000	725,556
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	1,018,411
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	294,495
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	383,476
KazMunayGas National 144A 5.375% 4/24/30 #	495,000	501,715
Ma'aden Sukuk 144A 5.25% 2/13/30 #	1,335,000	1,363,532
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	695,000	725,456
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	850,000	836,752
OCP
144A 3.75% 6/23/31 #	350,000	316,514
144A 6.10% 4/30/30 #	200,000	203,713
144A 7.50% 5/2/54 #	1,310,000	1,325,980

Ooredoo International Finance 144A 4.625% 10/10/34 #	765,000	753,385
Oryx Funding 144A 5.80% 2/3/31 #	685,000	704,750
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	1,000,000	1,013,790
Perusahaan Perseroan Persero Perusahaan Listrik Negara
144A 4.00% 6/30/50 #	805,000	582,245
144A 5.25% 5/15/47 #	870,000	771,707
Petroleos Mexicanos
6.75% 9/21/47	650,000	503,912
7.69% 1/23/50	465,000	394,501
10.00% 2/7/33	300,000	334,720
20    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
Petronas Capital
144A 2.48% 1/28/32 #	800,000	$ 701,240
144A 4.95% 1/3/31 #	570,000	579,524
144A 5.848% 4/3/55 #	865,000	872,944

QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,424,911
QNB Bank 10.75% 11/15/33 μ, ■	690,000	764,957
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	127,134
144A 4.25% 4/16/39 #	1,167,000	1,032,937
144A 5.75% 7/17/54 #	470,000	442,630

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	682,458	562,951
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	1,005,000	1,007,322
YPF 144A 9.50% 1/17/31 #	920,000	974,119
Total Government Agency Obligations (cost $28,262,599)		27,785,615

Municipal Bonds — 0.29%
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,406,000	2,580,964
Public Finance Authority
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65	4,800,000	5,013,312
Total Municipal Bonds (cost $7,813,319)		7,594,276

Non-Agency Asset-Backed Securities — 4.18%
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	945	915
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,750,000	12,389,679
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	5,195,400
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	13,203,466
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,796,425	11,000,891
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,644,601
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,235,115

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	4,986,419	4,995,136
NQ- 189 [0725] 0925 (4792548)    21

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	7,100,000	$ 7,176,891
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,550,000	17,795,221
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,337,594
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	2,647,607	2,652,377
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,158,739
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	3,600,000	3,635,186
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	14,000,000	14,153,951
Total Non-Agency Asset-Backed Securities (cost $108,159,739)		107,575,162

Non-Agency Collateralized Mortgage Obligations — 3.53%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.56% 7/25/43 #, •	1,482,562	1,145,726
Series 2015-1 B1 144A 3.626% 1/25/45 #, •	396,472	386,190
Series 2015-1 B2 144A 3.626% 1/25/45 #, •	224,180	217,959

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	9,834	2,240
CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	13,130	12,519
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	110,273	98,751
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.609% 12/25/30 •	470,439	88,127
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.85% (SOFR + 1.50%) 1/25/45 #, •	410,000	410,512
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.25% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,942,275
Series 2022-R02 2M2 144A 7.35% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,253,372
Series 2024-R04 1M1 144A 5.45% (SOFR + 1.10%) 5/25/44 #, •	5,866,274	5,866,274
Series 2025-R02 1M2 144A 5.95% (SOFR + 1.60%) 2/25/45 #, •	600,000	602,249
Series 2025-R03 2M1 144A 5.95% (SOFR + 1.60%) 3/25/45 #, •	3,764,885	3,786,603
22    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R04 1M2 144A 5.85% (SOFR + 1.50%) 5/25/45 #, •	5,340,000	$ 5,349,975
Series 2025-R05 2M2 144A 5.919% (SOFR + 1.60%) 7/25/45 #, •	2,380,000	2,388,123
CSMC Trust
Series 2013-7 B4 144A 3.556% 8/25/43 #, •	813,619	675,542
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,355,716	1,225,602

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,330,354	2,068,118
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.00% (SOFR + 1.65%) 1/25/34 #, •	2,958,189	2,969,282
Series 2021-HQA2 M2 144A 6.40% (SOFR + 2.05%) 12/25/33 #, •	10,793,408	11,049,540
Series 2022-DNA1 M2 144A 6.85% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,564,212
Series 2022-DNA2 M2 144A 8.10% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,076,713
Series 2025-DNA2 M2 144A 5.85% (SOFR + 1.50%) 5/25/45 #, •	2,075,000	2,076,307
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	468,749	421,923
Series 2016-SC02 1A 3.00% 10/25/46	153,047	131,145

FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	77,804
JPMorgan Mortgage Trust
Series 2004-A3 4A2 6.919% 7/25/34 •	632	628
Series 2014-2 B1 144A 3.398% 6/25/29 #, •	546,605	525,723
Series 2014-2 B2 144A 3.398% 6/25/29 #, •	216,947	208,303
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	1,034,576	956,527
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	753,159	694,071
Series 2016-4 B1 144A 3.783% 10/25/46 #, •	772,199	726,484
Series 2016-4 B2 144A 3.783% 10/25/46 #, •	1,332,779	1,249,315
Series 2017-1 B3 144A 3.448% 1/25/47 #, •	2,481,820	2,219,786
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	193,205	174,405
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,377,598	4,808,153
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	188,076	165,492
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	874,069	748,496
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,647,175	1,327,888
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,292,745	2,651,190
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,711,309	2,987,459
NQ- 189 [0725] 0925 (4792548)    23

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-13 B1 144A 3.137% 4/25/52 #, •	4,548,722	$ 3,786,855
JPMorgan Trust
Series 2015-1 B2 144A 5.661% 12/25/44 #, •	655,935	642,237
Series 2015-5 B2 144A 5.925% 5/25/45 #, •	321,678	321,315
Series 2015-6 B1 144A 3.499% 10/25/45 #, •	647,848	621,211
Series 2015-6 B2 144A 3.499% 10/25/45 #, •	598,133	572,272
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,549,717	1,249,438
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,546,921	1,247,183

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	105	104
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	364,131	351,166
Radnor Re Series 2024-1 M1B 144A 7.25% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	550,000	554,536
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,641,370	1,317,135
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,524,839	2,834,978
Sequoia Mortgage Trust
Series 2013-4 B2 3.434% 4/25/43 •	228,765	220,008
Series 2015-1 B2 144A 3.937% 1/25/45 #, •	445,800	431,658
Series 2015-2 B2 144A 3.754% 5/25/45 #, •	128,153	123,044
Series 2017-5 B1 144A 3.786% 8/25/47 #, •	184,843	173,633
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,263,401	1,016,199
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,226	58
Series 1998-2 C 6.75% 5/2/30 •	1,464	19
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,465,106
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	133,360	131,696

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	473,695	407,861
Total Non-Agency Collateralized Mortgage Obligations (cost $97,798,392)		90,798,715

Non-Agency Commercial Mortgage-Backed Securities — 8.36%
1301 Trust Series 2025-1301 A 5.227% 8/11/30	4,500,000	4,500,000
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	6,586,225
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,845,432
24    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	$ 5,779,007
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,576,071
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,958,707
Series 2020-BN29 A4 1.997% 11/15/53	5,400,000	4,620,629
Series 2022-BNK39 B 3.238% 2/15/55 •	3,195,000	2,780,488
Series 2022-BNK39 C 3.269% 2/15/55 •	2,092,000	1,749,590
Series 2022-BNK40 B 3.391% 3/15/64 •	4,550,000	3,949,019

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,900
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	5,673,000	5,530,491
Series 2020-B17 A5 2.289% 3/15/53	10,075,000	8,887,915
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,605,199
Series 2020-B19 A5 1.85% 9/15/53	835,000	722,870
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	7,241,601
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,368,771
Series 2022-B32 A5 3.002% 1/15/55 •	4,860,000	4,252,130
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,624,348
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	4,210,684
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,933,555
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,759,801
Series 2022-B34 A5 3.786% 4/15/55 •	6,115,000	5,592,829
Series 2022-B35 A5 4.443% 5/15/55 •	12,305,000	11,817,232
Series 2022-B36 A5 4.47% 7/15/55 •	2,150,000	2,077,136

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,229,274
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,729,626
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,440,342
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,972,729
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,244,753
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,819,044
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,200,063

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	10,020,000	9,843,263
COMM Mortgage Trust Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,275,189
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,143,247
NQ- 189 [0725] 0925 (4792548)    25

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.329% 11/5/34 #, •	1,000,000	$ 402,464
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,860,223
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,407,956
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	114,605
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,908,630
Series 2019-GC42 A4 3.001% 9/10/52	5,440,000	5,035,041

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	819,974	818,076
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,473,742
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	280,375
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	1,496,398	1,409,083
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,891,596
Series 2016-JP2 AS 3.056% 8/15/49	180,000	171,849

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	3,476,117	3,466,909
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,349,576
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,753,690
Series 2020-HR8 A4 2.041% 7/15/53 •	6,609,000	5,826,919
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	1,799,753	1,795,638
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,798,645
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,621,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $233,156,222)		215,282,177

Loan Agreements — 2.24%
Brokerage — 0.17%
Jefferies Finance 7.353% (SOFR01M + 3.00%) 10/21/31 •	1,547,225	1,552,060
June Purchaser 7.467% (SOFR03M + 3.25%) 11/28/31 •	2,736,000	2,749,680
		4,301,740
Capital Goods — 0.47%
Alliance Laundry Systems Tranche B 6.858% (SOFR01M + 2.50%) 8/19/31 •	2,410,000	2,413,873
26    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Loan Agreements (continued)
Capital Goods (continued)
Azorra Soar TLB Finance
7.818% (SOFR03M + 3.50%) 10/18/29 •	1,498,675	$ 1,506,168
TBD 10/18/29 X	1,310,000	1,315,325

Standard Industries 6.105% (SOFR01M + 1.75%) 9/22/28 •	1,590,261	1,597,219
White Cap Buyer Tranche C 7.604% (SOFR01M + 3.25%) 10/19/29 •	5,164,050	5,163,172
		11,995,757
Communications — 0.32%
Charter Communications Operating
Tranche B-4 6.291% (SOFR03M + 2.00%) 12/7/30 •	2,856,500	2,854,715
Tranche B-5 6.541% (SOFR03M + 2.25%) 12/15/31 •	1,909,405	1,911,196

Midcontinent Communications 6.851% (SOFR01M + 2.50%) 8/16/31 •	2,977,500	2,986,185
Virgin Media Bristol Tranche Y 7.373% (SOFR06M + 3.28%) 3/31/31 •	417,000	409,268
		8,161,364
Consumer Cyclical — 0.22%
Peer Holding III Tranche B-5 6.796% (SOFR03M + 2.50%) 7/1/31 •	5,586,875	5,610,156
		5,610,156
Electric — 0.27%
Calpine
6.106% (SOFR01M + 1.75%) 2/15/32 •	466,469	466,955
Tranche B-10 6.106% (SOFR01M + 1.75%) 1/31/31 •	912,216	913,072

Lightning Power Tranche B 6.546% (SOFR03M + 2.25%) 8/18/31 •	2,805,864	2,811,563
Vistra Operations Company 6.106% (SOFR01M + 1.75%) 12/20/30 •	2,831,667	2,839,853
		7,031,443
Financial Services — 0.56%
Ardonagh Group Finco Tranche B 6.950% - 7.046% (SOFR03M + 2.75%) 2/15/31 •	6,284,250	6,284,250
Colossus Acquireco Tranche B 6.113% (SOFR02M + 1.75%) 7/30/32 •	2,490,000	2,479,495
Dragon Buyer 7.300% (SOFR03M + 3.00%) 9/30/31 •	3,169,075	3,178,978
NQ- 189 [0725] 0925 (4792548)    27

Schedule of investments
Macquarie Diversified Income Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Financial Services (continued)
Dragon Buyer TBD 9/30/31 X		2,615,000	$ 2,615,000
			14,557,723
Technology — 0.23%
Amentum Holdings 6.606% (SOFR01M + 2.25%) 9/29/31 •		3,641,625	3,625,125
Icon Parent I 7.205% (SOFR06M + 3.00%) 11/13/31 •		2,339,138	2,347,909
			5,973,034
Total Loan Agreements (cost $57,338,308)			57,631,217

Sovereign Bonds — 1.35%Δ
Albania — 0.03%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	300,000	344,300
144A 4.75% 2/14/35 #	EUR	300,000	345,214
			689,514
Angola — 0.03%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	226,148
8.25% 5/9/28 ■		299,000	290,208
144A 8.75% 4/14/32 #		200,000	182,273
			698,629
Argentina — 0.04%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,277,122	990,906
1.00% 7/9/29		65,024	52,962
			1,043,868
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		450,000	391,907
			391,907
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		603,000	549,443
			549,443
28    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	$ 632,239
		632,239
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	193,908
		193,908
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	220,603
144A 5.00% 7/15/32 #	900,000	895,257
		1,115,860
Brazil — 0.07%
Brazilian Government International Bonds
4.75% 1/14/50	2,020,000	1,426,750
6.00% 10/20/33	300,000	297,011
		1,723,761
Chile — 0.05%
Chile Government International Bonds
3.10% 5/7/41	721,000	535,407
3.50% 1/31/34	400,000	359,956
3.50% 1/25/50	450,000	317,880
		1,213,243
Colombia — 0.04%
Colombia Government International Bonds
3.25% 4/22/32	550,000	448,112
4.125% 2/22/42	368,000	243,005
5.20% 5/15/49	615,000	427,130
		1,118,247
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	270,075
		270,075
Dominican Republic — 0.08%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	1,343,454
144A 5.30% 1/21/41 #	350,000	304,500
NQ- 189 [0725] 0925 (4792548)    29

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Dominican Republic (continued)
Dominican Republic International Bonds
144A 6.95% 3/15/37 #	385,000	$ 395,010
		2,042,964
Ecuador — 0.03%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	745,000	656,159
		656,159
Egypt — 0.03%
Egypt Government International Bond 144A 8.70% 3/1/49 #	1,080,000	890,210
		890,210
Ghana — 0.01%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	133,826	127,678
144A 5.00% 7/3/35 #, ~	192,444	155,235
		282,913
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	547,000	559,351
		559,351
Honduras — 0.02%
Honduras Government International Bond 144A 8.625% 11/27/34 #	450,000	470,363
		470,363
Hong Kong — 0.02%
Airport Authority 144A 4.875% 7/15/30 #	465,000	479,285
		479,285
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #	200,000	206,312
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	440,955
		647,267
Indonesia — 0.01%
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■	294,000	293,985
		293,985
30    NQ- 189 [0725] 0925 (4792548)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		1,111,000	$ 1,031,937
144A 8.075% 4/1/36 #		227,000	224,533
			1,256,470
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	379,123
			379,123
Kazakhstan — 0.02%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		400,000	403,942
			403,942
Lebanon — 0.01%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		992,000	185,628
			185,628
Mexico — 0.03%
Eagle Funding Luxco 144A 5.50% 8/17/30 #		500,000	502,875
Mexico Government International Bond 6.338% 5/4/53		300,000	274,800
			777,675
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	290,000	328,078
			328,078
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	200,000	226,775
4.00% 12/15/50 ■		300,000	207,033
			433,808
Nigeria — 0.05%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	293,394
7.375% 9/28/33 ■		351,000	324,252
144A 7.875% 2/16/32 #		703,000	684,253
			1,301,899
NQ- 189 [0725] 0925 (4792548)    31

Schedule of investments
Macquarie Diversified Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Oman — 0.02%
Oman Government International Bond 7.375% 10/28/32 ■		363,000	$ 418,701
			418,701
Panama — 0.04%
Panama Government International Bonds
6.40% 2/14/35		426,000	421,208
7.50% 3/1/31		500,000	536,800
			958,008
Paraguay — 0.04%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		827,000	723,625
5.40% 3/30/50 ■		250,000	218,750
			942,375
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	776,756
			776,756
Poland — 0.08%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		585,000	593,652
144A 5.75% 7/9/34 #		400,000	415,147
Republic of Poland Government International Bonds
4.875% 2/12/30		500,000	511,439
5.50% 4/4/53		462,000	433,097
			1,953,335
Qatar — 0.05%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,203,839
			1,203,839
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	228,491
			228,491
Romania — 0.03%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	114,703
144A 3.375% 1/28/50 #	EUR	290,000	210,878
32    NQ- 189 [0725] 0925 (4792548)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Romania (continued)
Romanian Government International Bonds
7.125% 1/17/33 ■		402,000	$ 427,130
			752,711
Serbia — 0.04%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	372,638
144A 3.125% 5/15/27 #	EUR	300,000	342,675
144A 6.00% 6/12/34 #		400,000	408,946
			1,124,259
South Africa — 0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	221,964
5.65% 9/27/47		565,000	425,311
5.75% 9/30/49		395,000	293,048
			940,323
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	796,762
			796,762
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		78,210	70,487
144A 3.35% 3/15/33 #, ~		153,408	126,076
144A 3.60% 6/15/35 #, ~		103,586	73,667
144A 3.60% 5/15/36 #, ~		71,891	60,637
144A 3.60% 2/15/38 #, ~		143,843	121,111
144A 4.00% 4/15/28 #		73,088	69,525
			521,503
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		350,000	329,403
			329,403
Türkiye — 0.08%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		460,000	461,994
Turkey Government International Bonds
7.125% 2/12/32		275,000	278,783
NQ- 189 [0725] 0925 (4792548)    33

Schedule of investments
Macquarie Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Türkiye (continued)
Turkey Government International Bonds
7.625% 4/26/29	620,000	$ 651,552
9.125% 7/13/30	360,000	401,060

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	400,000	403,627
		2,197,016
Ukraine — 0.02%
Ukraine Government International Bonds
144A 1.75% 2/1/34 #, ~	238,830	121,038
144A 1.75% 2/1/35 #, ~	185,756	95,231
144A 1.75% 2/1/36 #, ~	106,146	52,556
144A 12.587% 2/1/36 #, ~	76,293	35,601
144A 12.744% 2/1/35 #, ~	91,551	42,720
144A 16.604% 2/1/34 #, ~	108,336	40,858
144A 18.437% 2/1/30 #, ~	28,991	13,644
		401,648
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	116,318
		116,318
Total Sovereign Bonds (cost $35,362,338)		34,691,262

Supranational Banks — 0.16%
Africa Finance 144A 5.55% 10/8/29 #	845,000	857,880
African Development Bank 5.75% 5/7/34 μ, ψ	935,000	927,180
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #	500,000	505,815
Corp Andina de Fomento
5.00% 1/24/29	400,000	408,949
5.00% 1/22/30	200,000	205,636
144A 6.75% 6/17/30 #, μ, ψ	1,110,000	1,130,828
Total Supranational Banks (cost $3,967,434)		4,036,288

US Treasury Obligations — 8.22%
US Treasury Bonds
2.25% 8/15/46	19,395,000	12,563,565
4.125% 8/15/44	23,530,000	21,312,573
4.625% 11/15/44	41,085,000	39,756,159
34    NQ- 189 [0725] 0925 (4792548)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.625% 5/15/54	4,055,000	$ 3,881,871
4.75% 5/15/55	25,085,000	24,538,225
5.00% 5/15/45	49,385,000	50,118,061
US Treasury Notes
4.25% 5/15/35	11,665,000	11,563,842
4.625% 9/30/28	46,860,000	47,879,570
Total US Treasury Obligations (cost $219,543,329)		211,613,866
	Number of shares
Common Stocks♣ — 0.12%
Financials — 0.02%
MNSN Holdings =, †	9,217	482,353
		482,353
Industrials — 0.10%
Grupo Aeromexico =, †	140,061	2,567,575
		2,567,575
Total Common Stocks♣ (cost $1,344,162)		3,049,928

Preferred Stock — 0.21%
Financials — 0.21%
SVB Financial Trust 11/7/32 †	10,507	5,411,105
Total Preferred Stock (cost $5,324,361)		5,411,105

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	8,462,500	8,462,500
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	8,462,500	8,462,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	8,462,500	8,462,500
NQ- 189 [0725] 0925 (4792548)    35

Schedule of investments
Macquarie Diversified Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	8,462,500	$ 8,462,500
Total Short-Term Investments (cost $33,850,000)		33,850,000
Total Value of Securities—99.14% (cost $2,629,199,406)		2,552,214,721

Receivables and Other Assets Net of Liabilities—0.86%★		22,195,409
Net Assets Applicable to 336,221,274 Shares Outstanding—100.00%		$2,574,410,130
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of Rule 144A securities was $554,457,050, which represents 21.54% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
36    NQ- 189 [0725] 0925 (4792548)

X	This loan will settle after July 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at July 31, 2025.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $9,716,685 cash collateral held at broker for futures contracts as of July 31, 2025.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at July 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$457,143	$459,429	$457,143	$2,286
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at July 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(2,203,101)	USD	2,547,272	8/22/25	$29,319		$—
TD	EUR	(10,838,560)	USD	12,233,827	8/22/25	—		(153,710)
Total Forward Foreign Currency Exchange Contracts							$29,319		$(153,710)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
455	US Treasury 2 yr Notes	$94,177,891	$94,285,610	9/30/25	$—	$(107,719)	$(31,992)
NQ- 189 [0725] 0925 (4792548)    37

Schedule of investments
Macquarie Diversified Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
947	US Treasury 5 yr Notes	$102,438,770	$102,085,890	9/30/25	$352,880	$—	$(14,792)
1,160	US Treasury 10 yr Ultra Notes	131,170,631	130,453,095	9/19/25	717,536	—	142,177
920	US Treasury Long Bonds	105,052,500	102,409,883	9/19/25	2,642,617	—	287,500
144	US Treasury Ultra Bonds	16,893,000	16,425,223	9/19/25	467,777	—	72,000
Total Futures Contracts			$445,659,701		$4,180,810	$(107,719)	$454,893
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	41,600,000	5.000%	$3,155,740	$2,363,464	$792,276	$—	$(8,800)
38    NQ- 189 [0725] 0925 (4792548)

CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	$(34,008)	$7,426	$—	$(41,434)	$—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,503,000	1.000%	33,376	65,843	—	(32,467)	—
			(632)	73,269	—	(73,901)	—
Total CDS Contracts			$3,155,108	$2,436,733	$792,276	$(73,901)	$(8,800)
NQ- 189 [0725] 0925 (4792548)    39

Schedule of investments
Macquarie Diversified Income Fund
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
40    NQ- 189 [0725] 0925 (4792548)

Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
NQ- 189 [0725] 0925 (4792548)    41